SCHEDULE OF ALLOWANCE FOR DOUBTFUL ACCOUNTS (Details)	6 Months Ended	18 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2025 HKD ($)	Sep. 30, 2024 HKD ($)
Receivables [Abstract]
Balance at April 1,	$ 87,499	$ 682,489	$ 1,080,870
Allowance for expected credit losses	19,273	150,334	218,938
Exchange translation difference	436	3,401	2,715
Balance at April 1,	$ 107,208	$ 836,224	$ 1,302,523